Intangible assets - Schedule of Intangible Assets Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	$ 263	$ 30	$ 252
R&D expense
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	230	14	244
G&A expense
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	$ 33	$ 16	$ 8